Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 1,862	$ 5,121
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	2,158	6,145
Impaired financing receivables, with an allowance recorded, Recorded Investment	1,598	1,418
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,602	1,972
Impaired financing receivables, with an allowance recorded, Related Allowance	125	188
Impaired financing receivables, Recorded Investment, Total	3,460	6,539
Impaired financing receivables, Unpaid Principal Balance, Total	3,760	8,117
Impaired financing receivables, Related Allowance, Total	125	188
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment		1,230
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		1,751
Impaired financing receivables, with an allowance recorded, Recorded Investment	438	753
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	438	1,303
Impaired financing receivables, with an allowance recorded, Related Allowance	4	82
Impaired financing receivables, Recorded Investment, Total	438	1,983
Impaired financing receivables, Unpaid Principal Balance, Total	438	3,054
Impaired financing receivables, Related Allowance, Total	4	82
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	693	1,658
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	913	1,803
Impaired financing receivables, with an allowance recorded, Recorded Investment	317	238
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	317	238
Impaired financing receivables, with an allowance recorded, Related Allowance	6	4
Impaired financing receivables, Recorded Investment, Total	1,010	1,896
Impaired financing receivables, Unpaid Principal Balance, Total	1,230	2,041
Impaired financing receivables, Related Allowance, Total	6	4
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	44	359
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	48	386
Impaired financing receivables, Recorded Investment, Total	44	359
Impaired financing receivables, Unpaid Principal Balance, Total	48	386
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	977	1,259
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,049	1,590
Impaired financing receivables, with an allowance recorded, Recorded Investment	383	427
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	387	431
Impaired financing receivables, with an allowance recorded, Related Allowance	109	102
Impaired financing receivables, Recorded Investment, Total	1,360	1,686
Impaired financing receivables, Unpaid Principal Balance, Total	1,436	2,021
Impaired financing receivables, Related Allowance, Total	109	102
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	148	614
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	148	614
Impaired financing receivables, with an allowance recorded, Recorded Investment	460
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	460
Impaired financing receivables, with an allowance recorded, Related Allowance	6
Impaired financing receivables, Recorded Investment, Total	608	614
Impaired financing receivables, Unpaid Principal Balance, Total	608	614
Impaired financing receivables, Related Allowance, Total	$ 6
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment		1
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		1
Impaired financing receivables, Recorded Investment, Total		1
Impaired financing receivables, Unpaid Principal Balance, Total		$ 1